Equity Plans and Related Equity Activity - Summary of Restricted Stock Unit Activity (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Restricted Stock Units (RSUs) [Member]
Restricted shares:
Restricted stock units outstanding Beginning Balance	52,000
Granted, Share	54,000
Vested, Share	(74,000)
Forfeited, Share	(9,000)
Restricted stock units outstanding Ending Balance	23,000	52,000
Restricted stock units outstanding, Weighted-Average Grant Date Fair Value per Share
Restricted stock units outstanding, Weighted-Average Grant Date Fair Value per Share, Beginning Balance	$ 1.82
Granted, Weighted Average Grant Date Fair Value Per Share	$ 1.39	$ 0.00	$ 2.54
Vested, Weighted Average Grant Date Fair Value Per Share	$ 1.80
Forfeited, Weighted Average Grant Date Fair Value	$ 1.87
Restricted stock units outstanding, Weighted-Average Grant Date Fair Value per Share, Ending Balance	$ 1.52	$ 1.82